Note 7 - Options (Details 1) - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	CAD 822,925	CAD 660,109
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	801,113	635,774
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	CAD 21,812	CAD 24,335